Consolidated Statements of Changes in Equity - ILS (₪) ₪ in Millions		Share capital		Share premium	Treasury shares	Other reserves	Accumulated deficit		Total	Non-controlling interest	Total		Total (USD)
Balance at Dec. 31, 2015			[1]	₪ 658	₪ (169)	₪ (56)	₪ (526)		₪ (93)	₪ 2,694	₪ 2,601
Balance, shares at Dec. 31, 2015	[2]	19,203,186
Changes during:
Exercise of options in subsidiary						1			1	4	5
Transactions with non-controlling interest interest, net of tax							492		492	402	894
Dividends to non-controlling interests										(1,187)	(1,187)
Other comprehensive profit (loss), net of tax						3	(7)		(4)	(11)	(15)
Net profit (loss) for the year							(202)		(202)	641	439
Comprehensive profit (loss) for the year						3	(209)		(206)	630	424
Balance at Dec. 31, 2016			[1]	658	(169)	(52)	(243)		194	2,543	2,737
Balance, shares at Dec. 31, 2016	[2]	19,203,186
Changes during:
Dividends to non-controlling interests										(948)	(948)
Other comprehensive profit (loss), net of tax						1	(3)		(2)	(6)	(8)
Net profit (loss) for the year							(15)		(15)	690	675
Comprehensive profit (loss) for the year						1	(18)		(17)	684	667
Balance at Dec. 31, 2017			[1]	658	(169)	(51)	(261)	[3]	177	2,279	2,456		₪ 656
Balance, shares at Dec. 31, 2017	[2]	19,203,186
Statement Line Items [Line Items]
Effect of initial application of IFRS 9	[4]						(17)		(17)		(17)		(5)
2018 after initial application			[1]	658	(169)	(51)	(278)		160	2,279	2,439		651
2018 after initial application, shares		19,203,186
Changes during:
Dividends to non-controlling interests								[3]		(505)	(505)		(135)
Issuance of shares		₪ 8,800,000		97				[3]	97		97		26
Other comprehensive profit (loss), net of tax						4	3	[3]	7	35	42	[5]	11
Net profit (loss) for the year							(717)	[3]	(717)	(1,192)	(1,909)	[5],[6]	(509)
Comprehensive profit (loss) for the year						4	(714)	[3]	(710)	(1,157)	₪ (1,867)	[5]	(498)
Balance at Dec. 31, 2018			[1]	₪ 755	₪ (169)	₪ (47)	₪ (992)	[3]	₪ (453)	₪ 617			₪ 44
Balance, shares at Dec. 31, 2018	[2]	28,003,186

[1]	Represent an amount less than NIS 1.
[2]	Net of treasury shares.
[3]	Adjusted due to implementation of IFRS 9.
[4]	See Note 2I regarding initial application of IFRS 9.
[5]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[6]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.